Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Intangible assets and goodwill

	Goodwill	Acquired IP	Computer Software	Patents	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	173	—	82	150	405
Additions	—	—	3	—	3
At December 31, 2020	173	—	85	150	408
Additions	—	2,543	13	—	2,556
Additions on acquisition	5,887	36,078	—	—	41,965
Foreign currency translation	(75)	(567)	—	—	(642)
At December 31, 2021	5,985	38,054	98	150	44,287
Accumulated amortisation
At December 31, 2019	—	—	58	15	73
Amortisation charge- R&D expenses	—	—	—	15	15
Amortisation charge- G&A expenses	—	—	8	—	8
At December 31, 2020	—	—	66	30	96
Amortisation charge- R&D expenses	—	1,877	—	15	1,892
Amortisation charge- G&A expenses	—	—	11	—	11
Foreign currency translation	—	(27)	—	—	(27)
At December 31, 2021	—	1,850	77	45	1,972
Carrying value
At December 31, 2021	5,985	36,204	21	105	42,315
At December 31, 2020	173	—	19	120	312